Quarterly Holdings Report
for

Fidelity Advisor Freedom® Income Fund

June 30, 2021

AFF-QTLY-0821
1.818360.116

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 7/22/21 to 9/16/21
(Cost $79,997)	80,000	79,994
	Shares	Value

Domestic Equity Funds - 9.2%
Fidelity Advisor Series Equity Growth Fund (a)	108,803	$1,996,530
Fidelity Advisor Series Growth Opportunities Fund (a)	73,821	1,373,817
Fidelity Advisor Series Small Cap Fund (a)	56,550	908,751
Fidelity Series All-Sector Equity Fund (a)	67,765	862,651
Fidelity Series Commodity Strategy Fund (a)	1,225,034	6,823,439
Fidelity Series Large Cap Stock Fund (a)	160,868	3,185,192
Fidelity Series Large Cap Value Index Fund (a)	22,212	343,173
Fidelity Series Opportunistic Insights Fund (a)	82,008	1,858,291
Fidelity Series Small Cap Opportunities Fund (a)	61,648	1,123,227
Fidelity Series Stock Selector Large Cap Value Fund (a)	133,842	2,023,694
Fidelity Series Value Discovery Fund (a)	122,822	2,065,874
TOTAL DOMESTIC EQUITY FUNDS
(Cost $14,896,641)		22,564,639

International Equity Funds - 12.3%
Fidelity Series Canada Fund (a)	109,371	1,533,382
Fidelity Series Emerging Markets Fund (a)	123,686	1,508,972
Fidelity Series Emerging Markets Opportunities Fund (a)	504,734	13,557,163
Fidelity Series International Growth Fund (a)	210,066	4,108,899
Fidelity Series International Small Cap Fund (a)	57,065	1,270,828
Fidelity Series International Value Fund (a)	366,434	4,093,067
Fidelity Series Overseas Fund (a)	300,901	4,101,284
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $19,062,088)		30,173,595

Bond Funds - 55.5%
Fidelity Series Emerging Markets Debt Fund (a)	141,770	1,321,300
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	41,381	429,121
Fidelity Series Floating Rate High Income Fund (a)	28,188	260,738
Fidelity Series High Income Fund (a)	162,280	1,556,261
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,682,899	29,458,226
Fidelity Series International Credit Fund (a)	13,516	136,644
Fidelity Series Investment Grade Bond Fund (a)	8,108,438	95,030,891
Fidelity Series Long-Term Treasury Bond Index Fund (a)	886,724	7,421,876
Fidelity Series Real Estate Income Fund (a)	80,762	938,455
TOTAL BOND FUNDS
(Cost $127,452,329)		136,553,512

Short-Term Funds - 23.0%
Fidelity Cash Central Fund 0.06% (b)	91,366	91,384
Fidelity Series Government Money Market Fund 0.08% (a)(c)	46,554,644	46,554,644
Fidelity Series Short-Term Credit Fund (a)	987,910	10,037,162
TOTAL SHORT-TERM FUNDS
(Cost $56,475,800)		56,683,190
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $217,966,855)		246,054,930
NET OTHER ASSETS (LIABILITIES) - 0.0%		(36,750)
NET ASSETS - 100%		$246,018,180

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13
Total	$13

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$145,509	$86,595	$140,720	$--	$--	$91,384	0.0%
Total	$145,509	$86,595	$140,720	$--	$--	$91,384

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$1,963,475	$92,873	$256,952	$--	$18,623	$178,511	$1,996,530
Fidelity Advisor Series Growth Opportunities Fund	1,365,514	89,889	221,618	--	20,312	119,720	1,373,817
Fidelity Advisor Series Small Cap Fund	888,116	37,509	63,821	--	14,061	32,886	908,751
Fidelity Series All-Sector Equity Fund	839,210	24,850	71,808	--	10,339	60,060	862,651
Fidelity Series Canada Fund	1,218,792	282,400	86,217	--	7,903	110,504	1,533,382
Fidelity Series Commodity Strategy Fund	6,551,523	194,005	796,758	--	44,365	830,304	6,823,439
Fidelity Series Emerging Markets Debt Fund	1,270,488	55,309	38,241	14,346	(168)	33,912	1,321,300
Fidelity Series Emerging Markets Debt Local Currency Fund	413,737	13,406	12,515	--	29	14,464	429,121
Fidelity Series Emerging Markets Fund	1,671,168	59,618	292,020	--	42,698	27,508	1,508,972
Fidelity Series Emerging Markets Opportunities Fund	15,321,215	498,327	2,952,513	--	603,090	87,044	13,557,163
Fidelity Series Floating Rate High Income Fund	255,922	10,785	7,648	2,593	11	1,668	260,738
Fidelity Series Government Money Market Fund 0.08%	45,852,734	2,784,542	2,082,632	7,328	--	--	46,554,644
Fidelity Series High Income Fund	1,508,394	65,498	51,714	18,577	275	33,808	1,556,261
Fidelity Series Inflation-Protected Bond Index Fund	28,604,275	1,074,911	863,548	--	2,542	640,046	29,458,226
Fidelity Series International Credit Fund	134,105	780	--	779	--	1,035	136,644
Fidelity Series International Growth Fund	3,415,325	680,533	284,553	--	16,122	281,472	4,108,899
Fidelity Series International Small Cap Fund	1,082,206	170,707	62,437	--	15,910	64,442	1,270,828
Fidelity Series International Value Fund	3,411,504	837,938	248,376	--	34,769	57,232	4,093,067
Fidelity Series Investment Grade Bond Fund	91,906,911	4,304,543	2,711,968	475,842	11,035	1,520,370	95,030,891
Fidelity Series Large Cap Stock Fund	3,064,744	167,603	270,099	--	46,421	176,523	3,185,192
Fidelity Series Large Cap Value Index Fund	330,754	15,774	20,544	--	3,970	13,219	343,173
Fidelity Series Long-Term Treasury Bond Index Fund	6,455,375	910,843	360,101	41,432	(36,987)	452,746	7,421,876
Fidelity Series Opportunistic Insights Fund	1,820,213	65,980	231,548	--	17,229	186,417	1,858,291
Fidelity Series Overseas Fund	3,421,024	709,278	296,309	--	46,240	221,051	4,101,284
Fidelity Series Real Estate Income Fund	907,464	28,111	43,727	1,301	1,950	44,657	938,455
Fidelity Series Short-Term Credit Fund	9,654,824	732,836	340,372	35,695	178	(10,304)	10,037,162
Fidelity Series Small Cap Opportunities Fund	1,096,039	75,714	80,191	--	29,002	2,663	1,123,227
Fidelity Series Stock Selector Large Cap Value Fund	1,940,778	124,789	158,137	--	24,544	91,720	2,023,694
Fidelity Series Value Discovery Fund	1,986,849	136,985	171,533	--	32,590	80,983	2,065,874
	$238,352,678	$14,246,336	$13,077,900	$597,893	$1,007,053	$5,354,661	$245,883,552

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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